Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis

The following table presents the fair value of the Company’s other financial assets and liabilities using the above input categories (in thousands):

	As of December 31, 2013
Description	Level 1	Level 2	Level 3	Fair Value
Money market funds	$21,097	$—	$—	$21,097
Corporate debt and asset backed securities	—	6,843	—	6,843

Total assets measured at fair value	$21,097	$6,843	$—	$27,940

Forward contract	—	—	453	453
Warrant liability			6,466	6,466

Total liabilities measured at fair value	$—	$—	$6,919	$6,919

	As of March 31, 2014 (unaudited)
Description	Level 1	Level 2	Level 3	Fair Value
Money market funds	$21,737	$—	$—	$21,737
Corporate debt and asset backed securities	—	6,191	—	6,191

Total assets measured at fair value	$21,737	$6,191	$—	$27,928

Warrant liability	$—	$—	$11,638	$11,638

Total liabilities measured at fair value	$—	$—	$11,638	$11,638

Schedule of Changes in Fair Value of Financial Instruments

The following table sets forth a summary of the changes in the fair value of our Level 3 financial instruments (in thousands):

	Warrant Liability	Forward Contract
Balance as of December 31, 2012	$—	$—
Issuance of financial instrument	5,972	453
Change in fair value	494	—

Balance as of December 31, 2013	$6,466	$453

Issuance of financial instrument (unaudited)	443	—
Change in fair value (unaudited)	4,784	(10)
Settlement of financial instrument (unaudited)	(55)	(443)

Balance as of March 31, 2014 (unaudited)	$11,638	$—

Schedule of Basic and Diluted Net Income (Loss) per Share

The following table sets forth the computation of basic and diluted net income (loss) per share (in thousands, except share and per share amounts):

	Three Months Ended March 31,		Year Ended December 31,
	2014	2013	2013	2012
Basic:
Numerator:
Net loss	$(10,062)	$(2,628)	$(10,073)	$(11,255)
Accretion to redemption value of redeemable convertible preferred stock	—	(3,109)	(9,289)	(12,644)
Reduction in redeemable convertible preferred stock distribution entitlement upon extinguishment	—	—	313,933	—
Amounts allocated to participating redeemable convertible preferred stock	—	—	(50,577)	—

Net income (loss) allocated to common stock—basic	$(10,062)	$(5,737)	$243,994	$(23,899)
Denominator:
Weighted average number of common stock shares outstanding	9,873,687	5,824	2,357,036	5,788
Net income (loss) per share—basic:	$(1.02)	$(985.06)	$103.52	$(4,128.71)

Diluted:
Numerator:
Net income (loss) allocated to common stock	$(10,062)	$(5,737)	$243,994	$(23,899)
Adjustments from assumed conversion of redeemable convertible preferred stock	—	—	(254,067)	—

Net loss allocated to common stock—diluted	$(10,062)	$(5,737)	$(10,073)	$(23,899)
Denominator:
Weighted average number of common stock shares outstanding	9,873,687	5,824	2,357,036	5,788
Weighted average number of preferred stock shares outstanding	—	—	488,573	—

Total common stock shares equivalents	9,873,687	5,824	2,845,609	5,788
Net loss per share—diluted:	$(1.02)	$(985.06)	$(3.54)	$(4,128.71)

Anti Dilutive Securities Excluded From the Computation of Diluted Net Loss Per Share

The following table shows the total outstanding securities considered anti-dilutive and therefore excluded from the computation of diluted net income (loss) per share (in thousands):

	Three Months Ended March 31,		Year ended December 31,
	2014	2013	2013	2012
	(unaudited)
Warrants for common stock	1,848	28	1,743	28
Common stock options	907	97	577	104
Redeemable convertible preferred stock	—	661	—	661